American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
April 30, 2024

Strategic Allocation: Conservative - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 36.8%
American Century Diversified Corporate Bond ETF	389,060	17,561,585
American Century Emerging Markets Bond ETF	155,611	5,917,886
American Century Focused Dynamic Growth ETF(2)	69,009	5,451,311
American Century Focused Large Cap Value ETF	87,478	5,521,699
American Century Multisector Income ETF	377,777	16,060,358
American Century Quality Diversified International ETF	178,723	8,630,248
American Century Short Duration Strategic Income ETF	31,790	1,610,043
American Century U.S. Quality Growth ETF	164,141	13,075,472
American Century U.S. Quality Value ETF	281,977	15,438,438
Avantis International Equity ETF	151,656	9,385,990
Avantis International Small Cap Value ETF(3)	24,798	1,598,975
Avantis U.S. Equity ETF	146,333	12,474,888
Avantis U.S. Small Cap Value ETF(3)	35,409	3,129,447
TOTAL AFFILIATED FUNDS (Cost $96,078,163)		115,856,340
U.S. TREASURY SECURITIES — 21.1%
U.S. Treasury Bonds, 4.50%, 5/15/38	1,000,000	981,094
U.S. Treasury Bonds, 2.25%, 5/15/41	1,250,000	871,484
U.S. Treasury Bonds, 2.00%, 11/15/41	1,350,000	892,318
U.S. Treasury Bonds, 2.375%, 2/15/42	7,000,000	4,910,117
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	332,276
U.S. Treasury Bonds, 4.75%, 11/15/43	50,000	49,063
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,167,156
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	449,742
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	634,611
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	558,555
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25	82,316	82,190
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	461,646	460,754
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	686,680	521,082
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	674,885	491,706
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,624,060	2,627,314
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	642,785	466,452
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	834,365	461,771
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	256,936	243,075
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,594,057	3,356,472
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,403,280	4,114,115
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,072,500	2,881,947
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	7,236,960	6,421,224
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	2,278,162	1,937,927
U.S. Treasury Notes, 4.625%, 2/28/26	15,600,000	15,481,172
U.S. Treasury Notes, 2.25%, 8/15/27	300,000	276,510
U.S. Treasury Notes, 3.50%, 4/30/30	1,100,000	1,030,842
U.S. Treasury Notes, 0.625%, 5/15/30	1,250,000	984,106
U.S. Treasury Notes, 4.375%, 11/30/30	9,340,000	9,163,051
U.S. Treasury Notes, 1.875%, 2/15/32(4)	4,200,000	3,433,500
U.S. Treasury Notes, VRN, 5.45%, (3-month USBMMY plus 0.13%), 7/31/25	1,000,000	1,000,497
TOTAL U.S. TREASURY SECURITIES (Cost $75,919,927)		66,282,123

COMMON STOCKS — 18.7%
Aerospace and Defense — 0.2%
AAR Corp.(2)	420	29,039
CAE, Inc.(2)	794	15,319
Curtiss-Wright Corp.	626	158,641
General Dynamics Corp.	60	17,225
HEICO Corp.	373	77,360
Huntington Ingalls Industries, Inc.	424	117,418
Lockheed Martin Corp.	131	60,906
Melrose Industries PLC	14,233	111,819
Saab AB, B Shares(3)	177	14,013
		601,740
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	418	37,347
FedEx Corp.	182	47,644
GXO Logistics, Inc.(2)	808	40,125
InPost SA(2)	1,021	16,392
United Parcel Service, Inc., Class B	612	90,258
		231,766
Automobile Components — 0.2%
Aptiv PLC(2)	2,471	175,441
BorgWarner, Inc.	2,561	83,924
Cie Generale des Etablissements Michelin SCA	1,246	47,870
Continental AG	985	63,839
Hyundai Mobis Co. Ltd.	535	87,526
Linamar Corp.	1,497	70,497
Nifco, Inc.	600	14,504
Toyo Tire Corp.	1,500	28,379
		571,980
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,172	127,689
Ferrari NV	265	108,988
Mercedes-Benz Group AG	1,759	133,052
Tesla, Inc.(2)	517	94,756
Volvo Car AB, Class B(2)	18,443	57,251
Winnebago Industries, Inc.	238	14,656
		536,392
Banks — 0.6%
Bancorp, Inc.(2)	311	9,311
Bank Central Asia Tbk. PT	269,700	162,166
Bank of America Corp.	3,154	116,730
Bankinter SA(3)	3,077	24,321
Barclays PLC	98,093	247,321
BNP Paribas SA	907	65,269
BPER Banca SpA	4,794	24,896
Commerce Bancshares, Inc.	2,492	136,263
First Hawaiian, Inc.	3,405	71,811
Fukuoka Financial Group, Inc.	800	21,250
Hana Financial Group, Inc.	1,824	76,930
ING Groep NV, Series N	7,513	118,783
JPMorgan Chase & Co.	1,113	213,407
Mebuki Financial Group, Inc.	5,400	19,103
NU Holdings Ltd., Class A(2)	9,815	106,591
PNC Financial Services Group, Inc.	545	83,527
Regions Financial Corp.	5,029	96,909

Triumph Financial, Inc.(2)	253	17,801
Truist Financial Corp.	5,582	209,604
U.S. Bancorp	1,654	67,202
Westamerica Bancorporation	1,616	75,225
		1,964,420
Beverages — 0.2%
Ambev SA	38,800	91,086
Celsius Holdings, Inc.(2)	1,785	127,217
Coca-Cola Bottlers Japan Holdings, Inc.	1,400	19,601
Davide Campari-Milano NV	11,428	114,609
Heineken NV(3)	1,192	116,005
MGP Ingredients, Inc.	198	15,531
PepsiCo, Inc.	886	155,856
Pernod Ricard SA	519	78,495
Royal Unibrew AS(2)	120	9,037
		727,437
Biotechnology — 0.4%
AbbVie, Inc.	935	152,068
ADMA Biologics, Inc.(2)	3,241	21,131
Alkermes PLC(2)	641	15,730
Alnylam Pharmaceuticals, Inc.(2)	540	77,733
Amgen, Inc.	320	87,661
Amicus Therapeutics, Inc.(2)	7,222	72,148
Arcutis Biotherapeutics, Inc.(2)	860	7,155
Argenx SE, ADR(2)	168	63,084
Biohaven Ltd.(2)	165	6,402
BioMarin Pharmaceutical, Inc.(2)	1,422	114,841
Blueprint Medicines Corp.(2)	263	24,022
Bridgebio Pharma, Inc.(2)	617	15,808
Celldex Therapeutics, Inc.(2)	144	5,388
Centessa Pharmaceuticals PLC, ADR(2)	719	6,586
CSL Ltd.	508	90,259
Cytokinetics, Inc.(2)	331	20,297
Halozyme Therapeutics, Inc.(2)	585	22,289
Insmed, Inc.(2)	609	15,055
Keros Therapeutics, Inc.(2)	252	14,210
Madrigal Pharmaceuticals, Inc.(2)	82	16,730
Mineralys Therapeutics, Inc.(2)	598	7,326
Natera, Inc.(2)	1,599	148,515
Twist Bioscience Corp.(2)	493	15,396
Vaxcyte, Inc.(2)	364	22,040
Vera Therapeutics, Inc.(2)	149	5,887
Vertex Pharmaceuticals, Inc.(2)	117	45,959
Viking Therapeutics, Inc.(2)	855	68,041
		1,161,761
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.	9,000	84,267
Amazon.com, Inc.(2)	2,503	438,025
B&M European Value Retail SA	757	4,885
JD.com, Inc., Class A	2,073	29,869
Ollie's Bargain Outlet Holdings, Inc.(2)	434	31,743
Pan Pacific International Holdings Corp.	4,800	112,733
Ryohin Keikaku Co. Ltd.	1,000	16,109
Savers Value Village, Inc.(2)(3)	1,523	25,160
		742,791

Building Products — 0.2%
AZEK Co., Inc.(2)	1,374	62,709
Cie de Saint-Gobain SA	1,175	92,922
Fortune Brands Innovations, Inc.	272	19,883
Hayward Holdings, Inc.(2)	2,999	40,726
JELD-WEN Holding, Inc.(2)	1,568	32,144
Johnson Controls International PLC	3,412	222,019
Masco Corp.	848	58,046
Munters Group AB	944	18,821
Reliance Worldwide Corp. Ltd.	4,796	15,742
Trane Technologies PLC	664	210,714
		773,726
Capital Markets — 0.8%
Allfunds Group PLC	1,969	12,374
AllianceBernstein Holding LP	1,600	53,584
Ameriprise Financial, Inc.	295	121,478
ARES Management Corp., Class A	2,032	270,439
Bank of New York Mellon Corp.	5,372	303,464
BlackRock, Inc.	118	89,048
Bolsa Mexicana de Valores SAB de CV	11,922	22,340
Donnelley Financial Solutions, Inc.(2)	599	37,605
Hamilton Lane, Inc., Class A	207	23,126
Integral Corp.(2)	400	8,236
Intercontinental Exchange, Inc.	430	55,367
Intermediate Capital Group PLC	927	24,161
London Stock Exchange Group PLC	1,704	187,849
LPL Financial Holdings, Inc.	600	161,478
Man Group PLC	5,094	16,336
Morgan Stanley	1,711	155,427
MSCI, Inc.	538	250,595
Northern Trust Corp.	3,060	252,113
S&P Global, Inc.	300	124,749
Swissquote Group Holding SA	58	15,688
T Rowe Price Group, Inc.	1,524	166,985
TPG, Inc.	2,052	88,441
UBS Group AG	4,367	114,692
		2,555,575
Chemicals — 0.4%
Air Liquide SA	814	159,201
Akzo Nobel NV	1,980	130,644
Arkema SA	567	58,507
Avient Corp.	2,715	115,170
DSM-Firmenich AG	1,475	165,428
Ecolab, Inc.	390	88,199
Element Solutions, Inc.	8,250	190,823
Linde PLC	324	142,871
Nissan Chemical Corp.	400	13,635
Shin-Etsu Chemical Co. Ltd.	2,700	104,514
Tokyo Ohka Kogyo Co. Ltd.	400	10,607
		1,179,599
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc.(2)	169	32,017
Copart, Inc.(2)	1,544	83,855
Daiei Kankyo Co. Ltd.	1,000	16,712
Elis SA	1,359	30,511

Park24 Co. Ltd.(2)	400	4,308
Republic Services, Inc.	1,741	333,750
SPIE SA	660	23,998
Stericycle, Inc.(2)	456	20,397
UniFirst Corp.	115	18,415
		563,963
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	474	121,610
Cisco Systems, Inc.	2,746	129,007
F5, Inc.(2)	1,030	170,269
Juniper Networks, Inc.	2,895	100,804
		521,690
Construction and Engineering — 0.1%
Construction Partners, Inc., Class A(2)	503	25,975
Eiffage SA	1,331	142,016
Fugro NV	960	23,285
Kinden Corp.	1,000	19,081
Sacyr SA	4,830	16,793
SNC-Lavalin Group, Inc.	490	18,815
Vinci SA	1,363	159,711
		405,676
Construction Materials — 0.1%
CRH PLC	1,348	104,362
James Hardie Industries PLC(2)	2,586	88,902
Summit Materials, Inc., Class A(2)	710	27,619
Taiheiyo Cement Corp.	800	18,298
		239,181
Consumer Finance — 0.0%
American Express Co.	353	82,613
FirstCash Holdings, Inc.	245	27,680
		110,293
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	278	26,209
Casey's General Stores, Inc.	99	31,638
Costco Wholesale Corp.	125	90,363
Dollar Tree, Inc.(2)	1,625	192,156
Koninklijke Ahold Delhaize NV	9,321	282,931
Marks & Spencer Group PLC	3,947	12,575
PriceSmart, Inc.	371	29,899
Redcare Pharmacy NV(2)	119	16,096
Sysco Corp.	1,415	105,163
Target Corp.	725	116,710
		903,740
Containers and Packaging — 0.3%
Amcor PLC	6,382	57,055
AptarGroup, Inc.	163	23,534
Avery Dennison Corp.	328	71,268
Ball Corp.	1,035	72,005
Graphic Packaging Holding Co.	3,729	96,395
Huhtamaki OYJ	419	16,057
Packaging Corp. of America	797	137,865
Smurfit Kappa Group PLC	3,676	159,280
Sonoco Products Co.	2,006	112,436
Verallia SA	2,066	79,572
		825,467

Distributors — 0.0%
D'ieteren Group	114	24,592
LKQ Corp.	1,475	63,617
		88,209
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	648	67,204
Duolingo, Inc.(2)	538	121,454
European Wax Center, Inc., Class A(2)(3)	2,195	25,813
Mister Car Wash, Inc.(2)(3)	2,044	13,674
Stride, Inc.(2)	438	29,237
		257,382
Diversified REITs — 0.1%
British Land Co. PLC	10,700	51,597
Essential Properties Realty Trust, Inc.	6,519	171,710
Fibra Uno Administracion SA de CV	6,317	9,042
Land Securities Group PLC	7,578	61,246
Merlin Properties Socimi SA	2,893	32,544
		326,139
Diversified Telecommunication Services — 0.1%
BCE, Inc.	3,256	106,976
Cellnex Telecom SA	816	26,973
LG Uplus Corp.	6,991	49,654
U-Next Holdings Co. Ltd.	700	19,561
Verizon Communications, Inc.	3,395	134,068
		337,232
Electric Utilities — 0.4%
Duke Energy Corp.	2,356	231,501
Edison International	3,452	245,299
Evergy, Inc.	3,075	161,284
Eversource Energy	2,605	157,915
NextEra Energy, Inc.	2,810	188,186
Pinnacle West Capital Corp.	1,939	142,807
		1,126,992
Electrical Equipment — 0.4%
AMETEK, Inc.	1,296	226,359
Atkore, Inc.	170	29,801
Eaton Corp. PLC	402	127,940
Emerson Electric Co.	1,913	206,183
Generac Holdings, Inc.(2)	106	14,412
Hubbell, Inc.	186	68,917
NEXTracker, Inc., Class A(2)	320	13,693
Regal Rexnord Corp.	769	124,094
Schneider Electric SE	703	160,293
Signify NV	3,400	92,723
Vertiv Holdings Co., Class A	1,247	115,971
		1,180,386
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	521	126,009
Celestica, Inc.(2)	352	15,252
Celestica, Inc. (Toronto)(2)	351	15,198
Keyence Corp.	100	43,977
Keysight Technologies, Inc.(2)	1,504	222,502
Littelfuse, Inc.	87	20,066
Mirion Technologies, Inc., Class A(2)	2,277	24,751
TE Connectivity Ltd.	948	134,123
		601,878

Energy Equipment and Services — 0.1%
Baker Hughes Co.	5,048	164,666
Expro Group Holdings NV(2)	3,755	70,444
Schlumberger NV	3,153	149,704
Seadrill Ltd.(2)	228	11,069
Subsea 7 SA(2)	941	15,139
TechnipFMC PLC	471	12,067
Transocean Ltd.(2)(3)	3,832	20,003
		443,092
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	114	10,081
Electronic Arts, Inc.	766	97,144
Liberty Media Corp.-Liberty Formula One, Class C(2)	255	17,842
Spotify Technology SA(2)	1,143	320,543
Take-Two Interactive Software, Inc.(2)	846	120,817
Universal Music Group NV	2,959	87,040
Walt Disney Co.	525	58,328
		711,795
Financial Services — 0.2%
Adyen NV(2)	78	93,444
AvidXchange Holdings, Inc.(2)	2,687	31,331
Block, Inc.(2)	319	23,287
Corpay, Inc.(2)	492	148,653
Edenred SE	2,414	114,549
Mastercard, Inc., Class A	256	115,507
Shift4 Payments, Inc., Class A(2)(3)	300	17,358
Visa, Inc., Class A	817	219,454
		763,583
Food Products — 0.2%
Conagra Brands, Inc.	10,726	330,146
General Mills, Inc.	2,523	177,771
Glanbia PLC	892	16,936
Mondelez International, Inc., Class A	1,196	86,040
Morinaga & Co. Ltd.	500	8,080
Nomad Foods Ltd.	2,173	39,244
Toyo Suisan Kaisha Ltd.	200	12,507
WK Kellogg Co.	863	20,143
Yamazaki Baking Co. Ltd.	600	14,522
		705,389
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	1,000	16,309
ONE Gas, Inc.	1,483	95,683
Spire, Inc.	2,193	135,506
		247,498
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	1,508	118,305
Heartland Express, Inc.	3,239	32,196
Knight-Swift Transportation Holdings, Inc.	615	28,431
Norfolk Southern Corp.	1,585	365,057
Schneider National, Inc., Class B	969	20,039
Uber Technologies, Inc.(2)	921	61,035
Union Pacific Corp.	477	113,125
XPO, Inc.(2)	1,030	110,684
		848,872

Health Care Equipment and Supplies — 0.6%
Alphatec Holdings, Inc.(2)	2,398	30,263
Becton Dickinson & Co.	454	106,508
ConvaTec Group PLC	4,377	13,618
DENTSPLY SIRONA, Inc.	2,670	80,127
Dexcom, Inc.(2)	2,531	322,424
Envista Holdings Corp.(2)	4,361	85,825
GE HealthCare Technologies, Inc.	2,427	185,035
Glaukos Corp.(2)	601	57,696
Hologic, Inc.(2)	1,736	131,537
Inari Medical, Inc.(2)	612	22,852
Inspire Medical Systems, Inc.(2)	613	148,138
Insulet Corp.(2)	694	119,326
Intuitive Surgical, Inc.(2)	191	70,788
Lantheus Holdings, Inc.(2)	363	24,154
SI-BONE, Inc.(2)	1,373	19,579
Terumo Corp.	8,000	135,713
Ypsomed Holding AG	44	15,683
Zimmer Biomet Holdings, Inc.	3,543	426,152
		1,995,418
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc.(2)	316	23,365
Amvis Holdings, Inc.	300	4,093
Cardinal Health, Inc.	1,713	176,508
Cencora, Inc.	221	52,830
Centene Corp.(2)	1,399	102,211
Chartwell Retirement Residences	14,340	130,103
Cigna Group	391	139,603
Encompass Health Corp.	336	28,016
HealthEquity, Inc.(2)	444	35,036
Henry Schein, Inc.(2)	4,022	278,644
Hims & Hers Health, Inc.(2)	1,695	21,238
Laboratory Corp. of America Holdings	695	139,952
NeoGenomics, Inc.(2)	2,032	28,285
Option Care Health, Inc.(2)	839	25,078
Quest Diagnostics, Inc.	2,004	276,913
R1 RCM, Inc.(2)	2,397	29,459
RadNet, Inc.(2)	351	17,023
UnitedHealth Group, Inc.	443	214,279
Universal Health Services, Inc., Class B	1,299	221,389
		1,944,025
Health Care REITs — 0.3%
Aedifica SA	46	2,939
CareTrust REIT, Inc.	3,362	83,109
Healthpeak Properties, Inc.	9,452	175,902
Ventas, Inc.	2,882	127,615
Welltower, Inc.	4,588	437,144
		826,709
Health Care Technology — 0.0%
Evolent Health, Inc., Class A(2)	859	23,829
Pro Medicus Ltd.	183	13,074
Veeva Systems, Inc., Class A(2)	454	90,146
		127,049
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	4,845	91,425

Invincible Investment Corp.	141	63,174
Japan Hotel REIT Investment Corp.	123	64,636
Ryman Hospitality Properties, Inc.	846	89,236
		308,471
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	1,369	217,082
Chipotle Mexican Grill, Inc.(2)	75	236,970
Darden Restaurants, Inc.	506	77,625
DoorDash, Inc., Class A(2)	1,514	195,700
Greggs PLC	237	8,020
H World Group Ltd., ADR	2,455	90,123
Hilton Worldwide Holdings, Inc.	2,139	421,982
Kyoritsu Maintenance Co. Ltd.	1,900	40,519
MakeMyTrip Ltd.(2)	1,418	93,886
Planet Fitness, Inc., Class A(2)	463	27,706
Sodexo SA	745	64,870
Starbucks Corp.	700	61,943
Wingstop, Inc.	87	33,477
		1,569,903
Household Durables — 0.1%
Barratt Developments PLC	9,362	52,896
Bellway PLC	426	13,387
Breville Group Ltd.(3)	554	9,122
Mohawk Industries, Inc.(2)	782	90,180
Sonos, Inc.(2)	1,716	29,000
Taylor Wimpey PLC	54,044	88,558
TopBuild Corp.(2)	50	20,234
		303,377
Household Products — 0.3%
Church & Dwight Co., Inc.	3,533	381,175
Colgate-Palmolive Co.	386	35,481
Henkel AG & Co. KGaA, Preference Shares	1,560	123,929
Kimberly-Clark Corp.	1,989	271,558
Procter & Gamble Co.	689	112,445
Reckitt Benckiser Group PLC	2,615	146,197
		1,070,785
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	443	85,379
LG Corp.	1,044	59,569
		144,948
Industrial REITs — 0.4%
CapitaLand Ascendas REIT	42,700	80,883
EastGroup Properties, Inc.	491	76,282
Goodman Group	11,802	238,396
Mapletree Industrial Trust	13,900	23,016
Prologis, Inc.	5,613	572,807
Segro PLC	11,498	120,937
Terreno Realty Corp.	272	14,783
Tritax Big Box REIT PLC	4,448	8,402
Warehouses De Pauw CVA	422	11,159
		1,146,665
Insurance — 0.5%
Aflac, Inc.	1,000	83,650
Allstate Corp.	1,417	240,975
Goosehead Insurance, Inc., Class A(2)	235	13,374

Hanover Insurance Group, Inc.	934	121,252
Kinsale Capital Group, Inc.	26	9,444
Marsh & McLennan Cos., Inc.	392	78,177
MetLife, Inc.	896	63,688
NN Group NV	3,494	161,181
Palomar Holdings, Inc.(2)	273	21,477
Progressive Corp.	420	87,465
Prudential Financial, Inc.	576	63,636
Reinsurance Group of America, Inc.	911	170,348
Ryan Specialty Holdings, Inc., Class A	2,902	143,185
Skyward Specialty Insurance Group, Inc.(2)	608	21,231
Willis Towers Watson PLC	960	241,094
		1,520,177
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A(2)	3,453	562,079
Autohome, Inc., ADR	2,151	55,281
Baidu, Inc., Class A(2)	2,850	36,923
CAR Group Ltd.	758	16,436
Meta Platforms, Inc., Class A	645	277,460
QuinStreet, Inc.(2)	1,290	23,336
Scout24 SE	191	14,031
Tencent Holdings Ltd.	5,700	250,134
		1,235,680
IT Services — 0.4%
Accenture PLC, Class A	376	113,142
Amdocs Ltd.	2,007	168,568
BIPROGY, Inc.	500	14,546
Cloudflare, Inc., Class A(2)	1,760	153,824
Cognizant Technology Solutions Corp., Class A	1,068	70,146
Globant SA(2)	54	9,644
Indra Sistemas SA(3)	1,025	19,595
International Business Machines Corp.	669	111,188
Megaport Ltd.(2)	451	3,861
MongoDB, Inc.(2)	254	92,756
NEC Corp.	1,500	108,603
NEXTDC Ltd.(2)	23,557	250,069
NTT Data Group Corp.	3,600	56,296
		1,172,238
Leisure Products — 0.0%
Brunswick Corp.	153	12,338
Sankyo Co. Ltd.	800	8,690
Thule Group AB(3)	298	8,412
YETI Holdings, Inc.(2)	786	28,076
		57,516
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	2,542	348,356
Avantor, Inc.(2)	2,813	68,159
Bio-Techne Corp.	2,178	137,671
Danaher Corp.	650	160,303
Gerresheimer AG	124	13,354
ICON PLC(2)	576	171,579
IQVIA Holdings, Inc.(2)	1,224	283,687
Lonza Group AG	147	81,143
Mettler-Toledo International, Inc.(2)	226	277,912
Sartorius AG, Preference Shares	346	103,439

Tecan Group AG	33	11,642
Thermo Fisher Scientific, Inc.	200	113,744
		1,770,989
Machinery — 0.4%
Aalberts NV	343	16,308
Cummins, Inc.	620	175,144
Deere & Co.	142	55,580
Dover Corp.	267	47,873
Fluidra SA	359	7,599
Hoshizaki Corp.	400	13,784
IMI PLC	1,344	29,276
KION Group AG	273	12,582
Konecranes OYJ	304	15,977
Organo Corp.	300	13,762
Oshkosh Corp.	1,118	125,518
Parker-Hannifin Corp.	590	321,497
RBC Bearings, Inc.(2)	125	30,569
Timken Co.	906	80,833
Trelleborg AB, B Shares(3)	256	9,022
Weir Group PLC	802	20,465
Xylem, Inc.	1,198	156,579
		1,132,368
Media — 0.2%
4imprint Group PLC	104	8,038
CyberAgent, Inc.	3,000	18,692
Fox Corp., Class B	2,514	72,101
Interpublic Group of Cos., Inc.	5,625	171,225
Omnicom Group, Inc.	355	32,958
Stroeer SE & Co. KGaA	217	13,915
Trade Desk, Inc., Class A(2)	2,313	191,632
WPP PLC	12,465	124,939
		633,500
Metals and Mining — 0.0%
Alamos Gold, Inc., Class A	1,060	15,592
Capstone Copper Corp.(2)	5,662	39,196
Carpenter Technology Corp.	297	25,453
ERO Copper Corp.(2)	2,648	53,993
GMK Norilskiy Nickel PAO(5)	94,900	1
Sandfire Resources Ltd.(2)	2,438	14,684
		148,919
Multi-Utilities — 0.2%
CMS Energy Corp.	2,248	136,251
Northwestern Energy Group, Inc.	4,659	235,000
WEC Energy Group, Inc.	1,769	146,190
		517,441
Office REITs — 0.0%
Boston Properties, Inc.	1,527	94,506
Oil, Gas and Consumable Fuels — 0.4%
Cheniere Energy, Inc.	1,000	157,820
ConocoPhillips	1,452	182,400
Coterra Energy, Inc.	3,570	97,675
Enterprise Products Partners LP	9,766	274,229
EOG Resources, Inc.	1,161	153,403
EQT Corp.	3,245	130,092
Excelerate Energy, Inc., Class A	1,395	23,520

Gaztransport Et Technigaz SA	113	15,750
Kosmos Energy Ltd.(2)	8,833	50,083
Occidental Petroleum Corp.	2,600	171,964
Paladin Energy Ltd.(2)	1,574	13,969
		1,270,905
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	315	23,055
Stella-Jones, Inc.	580	33,696
		56,751
Passenger Airlines — 0.0%
Southwest Airlines Co.	6,043	156,755
Personal Care Products — 0.1%
BellRing Brands, Inc.(2)	408	22,509
elf Beauty, Inc.(2)	134	21,779
Haleon PLC	27,006	114,056
Inter Parfums, Inc.	121	14,082
Kenvue, Inc.	8,153	153,439
		325,865
Pharmaceuticals — 0.6%
ALK-Abello AS(2)	944	17,501
AstraZeneca PLC, ADR	2,131	161,700
Bristol-Myers Squibb Co.	1,047	46,005
Edgewise Therapeutics, Inc.(2)	396	7,104
Eli Lilly & Co.	112	87,483
Galderma Group AG(2)	1,188	88,527
GSK PLC	11,199	232,345
Hikma Pharmaceuticals PLC	2,030	48,741
Intra-Cellular Therapies, Inc.(2)	333	23,913
Longboard Pharmaceuticals, Inc.(2)	237	5,048
Merck & Co., Inc.	1,126	145,502
Novo Nordisk AS, Class B	3,326	426,534
Roche Holding AG	766	183,544
Sanofi SA	1,162	114,798
Sanofi SA, ADR	1,826	89,894
Santen Pharmaceutical Co. Ltd.	1,700	16,420
UCB SA	1,114	147,728
Verona Pharma PLC, ADR(2)(3)	554	8,559
Virbac SACA	22	8,130
Zoetis, Inc.	481	76,594
		1,936,070
Professional Services — 0.3%
Adecco Group AG	3,740	130,834
Equifax, Inc.	544	119,783
First Advantage Corp.	1,305	21,272
FTI Consulting, Inc.(2)	109	23,307
Jacobs Solutions, Inc.	1,111	159,462
Korn Ferry	612	37,161
Paycor HCM, Inc.(2)	851	14,782
RELX PLC	4,232	173,880
TechnoPro Holdings, Inc.	200	3,407
Teleperformance SE(2)	1,464	132,616
UL Solutions, Inc., Class A(2)	1,042	36,574
Verisk Analytics, Inc.	494	107,672
		960,750

Real Estate Management and Development — 0.2%
Colliers International Group, Inc.	114	11,860
Corp. Inmobiliaria Vesta SAB de CV(3)	8,648	30,627
CTP NV	2,785	47,244
DLF Ltd.	3,158	33,647
FirstService Corp.	53	7,791
FirstService Corp. (Toronto)	222	32,607
Grainger PLC	9,895	31,568
Macrotech Developers Ltd.	1,991	29,492
Mitsubishi Estate Co. Ltd.	6,300	115,446
Mitsui Fudosan Co. Ltd.	12,700	129,249
PSP Swiss Property AG	133	16,442
Redfin Corp.(2)	1,283	7,197
Tokyo Tatemono Co. Ltd.	700	11,648
Tokyu Fudosan Holdings Corp.	13,900	101,835
		606,653
Residential REITs — 0.3%
American Homes 4 Rent, Class A	4,680	167,544
AvalonBay Communities, Inc.	1,429	270,896
Boardwalk Real Estate Investment Trust	706	36,345
Camden Property Trust	352	35,087
Equity Residential	1,875	120,750
Essex Property Trust, Inc.	1,132	278,755
Invitation Homes, Inc.	4,822	164,912
UNITE Group PLC	1,081	12,497
		1,086,786
Retail REITs — 0.4%
Charter Hall Retail REIT	4,778	10,195
Kite Realty Group Trust	6,754	147,237
Link REIT	11,720	50,218
Phillips Edison & Co., Inc.	1,381	45,159
Realty Income Corp.	4,159	222,673
Regency Centers Corp.	2,342	138,693
Scentre Group	52,582	106,481
Simon Property Group, Inc.	1,647	231,453
Tanger, Inc.	2,229	63,192
Unibail-Rodamco-Westfield(2)	1,154	96,166
Urban Edge Properties	3,147	52,650
		1,164,117
Semiconductors and Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.(2)	1,101	174,376
Analog Devices, Inc.	614	123,175
Applied Materials, Inc.	594	117,998
ASML Holding NV	349	303,983
Astera Labs, Inc.(2)	435	36,871
Broadcom, Inc.	45	58,512
Camtek Ltd.	112	9,069
Credo Technology Group Holding Ltd.(2)	1,273	22,749
Enphase Energy, Inc.(2)	422	45,897
FormFactor, Inc.(2)	575	25,639
Impinj, Inc.(2)	216	34,426
Infineon Technologies AG	2,020	70,100
Lattice Semiconductor Corp.(2)	167	11,456
MACOM Technology Solutions Holdings, Inc.(2)	288	29,362
Marvell Technology, Inc.	855	56,353

MKS Instruments, Inc.	107	12,731
Monolithic Power Systems, Inc.	279	186,743
Nova Ltd.(2)	98	16,650
NVIDIA Corp.	773	667,887
Onto Innovation, Inc.(2)	271	50,268
Rambus, Inc.(2)	642	35,194
Silicon Laboratories, Inc.(2)	194	23,569
Socionext, Inc.	400	11,694
SUMCO Corp.	13,500	201,330
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	263,381
Teradyne, Inc.	2,284	265,675
		2,855,088
Software — 1.1%
Adobe, Inc.(2)	72	33,324
Atlassian Corp., Class A(2)	563	97,005
Bytes Technology Group PLC	2,675	16,270
Cadence Design Systems, Inc.(2)	1,187	327,173
Crowdstrike Holdings, Inc., Class A(2)	982	287,274
CyberArk Software Ltd.(2)	243	58,138
Datadog, Inc., Class A(2)	2,205	276,727
Descartes Systems Group, Inc.(2)	177	16,419
DoubleVerify Holdings, Inc.(2)	585	17,141
Five9, Inc.(2)	394	22,683
Guidewire Software, Inc.(2)	336	37,094
HubSpot, Inc.(2)	504	304,854
JFrog Ltd.(2)	605	24,127
Klaviyo, Inc., Class A(2)(3)	545	12,208
Manhattan Associates, Inc.(2)	1,202	247,684
Microsoft Corp.	2,729	1,062,482
Money Forward, Inc.(2)	400	13,929
nCino, Inc.(2)	713	20,791
Palantir Technologies, Inc., Class A(2)	5,139	112,904
Q2 Holdings, Inc.(2)	406	20,864
Salesforce, Inc.	523	140,656
SAP SE	1,176	212,347
ServiceNow, Inc.(2)	47	32,587
Sinch AB(2)	2,155	4,872
SPS Commerce, Inc.(2)	132	22,951
Tenable Holdings, Inc.(2)	656	29,500
Workday, Inc., Class A(2)	158	38,667
		3,490,671
Specialized REITs — 0.6%
CubeSmart	1,247	50,429
Digital Core REIT Management Pte. Ltd.	75,600	46,038
Digital Realty Trust, Inc.	2,949	409,262
Equinix, Inc.	568	403,910
Iron Mountain, Inc.	2,959	229,382
Lamar Advertising Co., Class A	273	31,627
Public Storage	1,128	292,660
SBA Communications Corp.	526	97,899
VICI Properties, Inc.	7,721	220,435
		1,781,642
Specialty Retail — 0.2%
Arhaus, Inc.	1,066	13,496
Boot Barn Holdings, Inc.(2)	317	33,751

Burlington Stores, Inc.(2)		713	128,297
CarMax, Inc.(2)		521	35,412
Home Depot, Inc.		582	194,516
Kingfisher PLC		38,494	118,574
Lovisa Holdings Ltd.		407	8,203
Sanrio Co. Ltd.		1,000	16,860
TJX Cos., Inc.		1,265	119,024
Tractor Supply Co.		262	71,547
			739,680
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.		3,116	530,748
HP, Inc.		5,243	147,276
Samsung Electronics Co. Ltd.		1,966	109,283
			787,307
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.		400	17,145
Crocs, Inc.(2)		163	20,273
Deckers Outdoor Corp.(2)		43	35,194
HUGO BOSS AG		94	5,065
Lululemon Athletica, Inc.(2)		542	195,445
LVMH Moet Hennessy Louis Vuitton SE		246	202,073
On Holding AG, Class A(2)(3)		6,630	210,503
			685,698
Tobacco — 0.1%
British American Tobacco PLC		6,508	191,051
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares		396	8,233
Applied Industrial Technologies, Inc.		231	42,331
Beacon Roofing Supply, Inc.(2)		1,374	135,380
Beijer Ref AB(3)		343	4,834
Bunzl PLC		3,965	152,049
Core & Main, Inc., Class A(2)		2,165	122,257
Diploma PLC		422	19,075
FTAI Aviation Ltd.		280	19,659
Howden Joinery Group PLC		1,080	11,755
MSC Industrial Direct Co., Inc., Class A		1,546	141,057
Rexel SA		4,182	108,397
Seven Group Holdings Ltd.(3)		739	17,957
SiteOne Landscape Supply, Inc.(2)		192	30,123
			813,107
Transportation Infrastructure — 0.0%
Flughafen Zurich AG		77	15,415
Water Utilities — 0.0%
SJW Group		284	15,464
TOTAL COMMON STOCKS (Cost $44,835,872)			58,916,103
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.4%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	246,283
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	174,842
			421,125
Austria — 0.1%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	140,000	141,552
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	101,000	119,461
			261,013

Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	56,093
Canada — 1.1%
Canada Government Bonds, 0.25%, 3/1/26	CAD	1,150,000	775,792
Canada Government Bonds, 3.50%, 3/1/28	CAD	2,428,000	1,736,417
Province of British Columbia, 2.85%, 6/18/25	CAD	684,000	486,732
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	261,383
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	24,759
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	60,991
			3,346,074
China — 0.5%
China Government Bonds, 3.39%, 3/16/50	CNY	10,340,000	1,622,299
Denmark — 0.0%
Denmark Government Bonds, 0.50%, 11/15/27	DKK	517,000	68,662
Denmark Government Bonds, 4.50%, 11/15/39	DKK	260,000	45,384
			114,046
Finland — 0.5%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	173,000	186,027
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	1,750,000	1,311,818
			1,497,845
France — 0.6%
French Republic Government Bonds OAT, 2.50%, 5/25/30(6)	EUR	1,170,000	1,220,266
French Republic Government Bonds OAT, 0.00%, 11/25/31(6)(7)	EUR	850,000	728,835
			1,949,101
Germany — 0.6%
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	1,800,000	1,883,919
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	60,000	30,503
			1,914,422
Italy — 0.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	274,691
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,013,721
			1,288,412
Japan — 0.6%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	68,245
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	242,800,000	1,368,830
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	47,500,000	254,252
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	220,157
			1,911,484
Malaysia — 0.1%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	785,000	165,558
Mexico — 0.1%
Mexico Government International Bonds, 4.15%, 3/28/27		400,000	384,661
Netherlands — 0.2%
Netherlands Government Bonds, 0.50%, 7/15/26(6)	EUR	401,000	405,218
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	63,000	65,565
			470,783
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	1,510,000	128,365
Spain — 0.1%
Spain Government Bonds, 1.60%, 4/30/25(6)	EUR	164,000	171,927
Spain Government Bonds, 5.15%, 10/31/28(6)	EUR	16,000	18,574
Spain Government Bonds, 5.15%, 10/31/44(6)	EUR	30,000	38,190
			228,691
Switzerland — 0.1%
Swiss Confederation Government Bonds, 1.25%, 5/28/26	CHF	253,000	277,200

Thailand — 0.1%
Thailand Government Bonds, 3.85%, 12/12/25	THB	9,350,000	258,164
United Kingdom — 0.2%
U.K. Gilts, 0.125%, 1/30/26	GBP	600,000	695,375
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $19,728,083)			16,990,711
CORPORATE BONDS — 3.8%
Automobiles — 0.0%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	52,079
Banks — 1.3%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		102,000	99,426
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	210,574
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	120,445
Bank of America Corp., VRN, 5.47%, 1/23/35		180,000	175,119
Bank of Montreal, VRN, 5.62%, (SOFR plus 0.30%), 7/8/24		750,000	750,240
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	104,000
Citigroup, Inc., VRN, 3.67%, 7/24/28		55,000	51,834
Citigroup, Inc., VRN, 6.27%, 11/17/33		40,000	41,063
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	234,704
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	403,104
European Financial Stability Facility, 2.35%, 7/29/44	EUR	62,000	57,128
European Union, 0.00%, 7/4/31(7)	EUR	400,000	346,210
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	110,393
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	311,696
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		3,000	2,833
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	80,000	101,658
Toronto-Dominion Bank, VRN, 4.24%, 5/1/24		1,000,000	1,000,000
Wells Fargo & Co., VRN, 5.39%, 4/24/34		75,000	72,306
			4,192,733
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		180,000	167,644
Chemicals — 0.0%
MEGlobal BV, 4.25%, 11/3/26(6)		34,000	32,546
Commercial Services and Supplies — 0.0%
Waste Connections, Inc., 2.95%, 1/15/52		112,000	70,331
Containers and Packaging — 0.0%
Sealed Air Corp., 5.125%, 12/1/24(6)		25,000	24,893
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		60,000	43,444
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	100,888
AT&T, Inc., 4.90%, 8/15/37		85,000	77,323
Sprint Capital Corp., 6.875%, 11/15/28		89,000	93,275
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		80,000	79,804
			351,290
Electric Utilities — 0.3%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	125,272
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	62,426
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	7,123
Indianapolis Power & Light Co., 5.70%, 4/1/54(6)		67,000	63,657
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	33,031
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		57,000	51,427
Northern States Power Co., 3.20%, 4/1/52		120,000	78,119
Northern States Power Co., 5.10%, 5/15/53		80,000	72,595
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 6/30/30		375,000	320,359
			814,009

Financial Services — 1.3%
Fiore Capital LLC, VRDN, 5.45%, 5/7/24 (LOC: Wells Fargo Bank N.A.)		1,130,000	1,130,000
Gulf Gate Apartments LLC, VRN, 5.59%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
			4,130,000
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	13,672
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		100,000	81,222
			94,894
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	324,497
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	84,179
			408,676
Hotels, Restaurants and Leisure — 0.0%
MGM Resorts International, 4.625%, 9/1/26		8,000	7,709
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27		40,000	38,993
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 5.25%, 3/1/54		140,000	132,816
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	207,930
Interactive Media and Services — 0.0%
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		61,000	60,165
Metals and Mining — 0.1%
Minera Mexico SA de CV, 4.50%, 1/26/50(6)		158,000	117,761
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	60,784
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		75,000	76,883
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	93,464
Energy Transfer LP, 5.75%, 4/1/25		25,000	24,971
MEG Energy Corp., 5.875%, 2/1/29(6)		100,000	96,843
Southwestern Energy Co., 5.70%, 1/23/25		5,000	4,981
			297,142
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		151,128	149,514
Pharmaceuticals — 0.0%
Viatris, Inc., 4.00%, 6/22/50		164,000	107,374
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40		95,000	71,223
Transportation Infrastructure — 0.1%
DP World Crescent Ltd., 4.85%, 9/26/28		175,000	169,656
TOTAL CORPORATE BONDS (Cost $12,772,855)			11,803,606
COLLATERALIZED LOAN OBLIGATIONS — 1.7%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.34%, (3-month SOFR plus 2.01%), 4/15/30(6)		250,000	250,455
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 8.19%, (3-month SOFR plus 2.86%), 4/22/32(6)		750,000	751,613
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/31(6)		100,254	101,126
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(6)		147,115	147,318
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.43%, (3-month SOFR plus 2.11%), 11/16/30(6)		400,000	400,593
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.33%, (3-month SOFR plus 2.01%), 4/17/30(6)		750,000	751,112
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/30(6)		250,000	250,371
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.49%, (3-month SOFR plus 2.16%), 1/20/30(6)		250,000	250,370
Elevation CLO Ltd., Series 2018-9A, Class B, VRN, 7.34%, (3-month SOFR plus 2.01%), 7/15/31(6)		350,000	350,187
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.71%, (3-month SOFR plus 1.38%), 7/20/31(6)		170,245	170,468

KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.69%, (3-month SOFR plus 2.36%), 7/18/30(6)	250,000	250,427
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.69%, (3-month SOFR plus 2.36%), 1/25/32(6)	350,000	350,517
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.27%, (3-month SOFR plus 2.94%), 1/20/35(6)	325,000	325,853
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.88%, (1-month SOFR plus 1.56%), 10/16/36(6)	518,000	509,560
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 8.09%, (3-month SOFR plus 2.76%), 7/20/32(6)	550,000	550,057
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,398,103)		5,410,027
MUNICIPAL SECURITIES — 0.7%
Commonwealth of Massachusetts Rev., (Massachusetts COVID-19 Recovery Assessment Rev.), Series A, 3.64%, 7/15/24	1,000,000	996,096
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	10,053
New York City GO, 6.27%, 12/1/37	40,000	41,877
North Dakota Housing Finance Agency Rev., VRDN, 5.37%, 5/7/24 (SBBPA: Royal Bank of Canada)	750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	45,963
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	80,661
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	187,174
State of California GO, 4.60%, 4/1/38	40,000	37,093
State of California GO, 7.60%, 11/1/40	65,000	76,854
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	30,000	29,274
TOTAL MUNICIPAL SECURITIES (Cost $2,305,133)		2,255,045
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	296,311
Electric Utilities — 0.0%
Electricite de France SA, 3.375%	200,000	186,758
Insurance — 0.2%
Allianz SE, 2.625%	200,000	164,667
Allianz SE, 3.375%	200,000	212,335
Intesa Sanpaolo Vita SpA, 4.75%	200,000	212,814
		589,816
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	297,097
TOTAL PREFERRED STOCKS (Cost $1,836,894)		1,369,982
ASSET-BACKED SECURITIES — 0.4%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	240,986	212,493
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	400,000	376,909
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	367,471	339,430
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	282,732	252,105
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	69,189	68,326
TOTAL ASSET-BACKED SECURITIES (Cost $1,365,105)		1,249,263
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	700,000	438,134
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.74%, 10/25/29(6)	31,547	30,097
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	11,255	9,555
		477,786
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2014-C02, Class 2M2, VRN, 8.04%, (30-day average SOFR plus 2.71%), 5/25/24	85,881	85,985
FNMA, Series 2024-R01, Class 1M1, VRN, 6.38%, (30-day average SOFR plus 1.05%), 1/25/44(6)	282,604	282,892
		368,877
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,111,356)		846,663

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FHLMC, VRN, 5.87%, (1-year RFUCC plus 1.86%), 7/1/36	2,700	2,772
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	7,759	7,958
FHLMC, VRN, 6.25%, (1-year H15T1Y plus 2.26%), 4/1/37	25,380	26,010
FHLMC, VRN, 6.10%, (1-year RFUCC plus 1.89%), 7/1/41	8,803	8,818
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	11,464	11,658
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	9,242	9,396
FNMA, VRN, 7.18%, (6-month RFUCC plus 1.54%), 9/1/35	1,729	1,753
FNMA, VRN, 6.19%, (1-year H15T1Y plus 2.15%), 3/1/38	24,309	24,981
		93,346
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 6.00%, 2/1/38	44,297	44,956
GNMA, 8.00%, 7/15/24	44	44
GNMA, 8.00%, 9/15/24	69	69
GNMA, 9.00%, 4/20/25	41	41
GNMA, 7.50%, 10/15/25	216	216
GNMA, 7.50%, 2/15/26	1,909	1,910
GNMA, 8.25%, 7/15/26	4,900	4,907
GNMA, 7.00%, 12/15/27	6,079	6,099
GNMA, 6.50%, 3/15/28	3,987	4,061
GNMA, 6.50%, 4/15/28	207	210
GNMA, 6.00%, 10/15/28	3,546	3,601
GNMA, 7.00%, 5/15/31	1,770	1,799
GNMA, 6.50%, 10/15/38	194,317	205,359
GNMA, 4.50%, 6/15/41	65,219	62,078
GNMA, 3.50%, 6/20/42	93,310	84,032
		419,382
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $528,943)		512,728
EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF	177	89,286
iShares MSCI EAFE Small-Cap ETF	14	856
TOTAL EXCHANGE-TRADED FUNDS (Cost $92,834)		90,142
RIGHTS — 0.0%
IT Services — 0.0%
NEXTDC Ltd.(2) (Cost $—)	426	356
SHORT-TERM INVESTMENTS — 10.7%
Commercial Paper(9) — 4.0%
ANZ New Zealand International Ltd., 5.92%, 6/3/24(6)	1,000,000	994,958
Great Bear Funding LLC, 5.48%, 5/1/24(6)	1,000,000	999,852
Ionic Funding LLC, 5.72%, 6/11/24(6)	2,000,000	1,987,402
Ionic Funding LLC, 5.66%, 7/12/24(6)	1,750,000	1,730,804
JP Morgan Securities LLC, VRN, 5.93%, (SOFR plus 0.61%), 10/21/24(6)	500,000	500,944
JP Morgan Securities LLC, VRN, 5.70%, (SOFR plus 0.37%), 1/27/25(6)	2,500,000	2,501,086
Mainbeach Funding LLC, 5.50%, 5/1/24(6)	1,900,000	1,899,718
Ridgefield Funding Co. LLC, 5.49%, 6/3/24(6)	1,230,000	1,223,766
UBS AG, 5.62%, (SOFR plus 0.25%), 8/19/24(6)	750,000	750,042
		12,588,572
Money Market Funds — 5.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,268,175	15,268,175
State Street Navigator Securities Lending Government Money Market Portfolio(10)	1,674,180	1,674,180
		16,942,355

Treasury Bills(9) — 1.3%
U.S. Treasury Bills, 5.44%, 5/30/24	1,000,000	995,755
U.S. Treasury Bills, 5.19%, 6/13/24	500,000	496,859
U.S. Treasury Bills, 5.43%, 8/20/24	1,500,000	1,475,731
U.S. Treasury Bills, 5.43%, 8/27/24	1,000,000	982,824
		3,951,169
TOTAL SHORT-TERM INVESTMENTS (Cost $33,480,915)		33,482,096
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $295,454,183)		315,065,185
OTHER ASSETS AND LIABILITIES — (0.2)%		(563,736)
TOTAL NET ASSETS — 100.0%		$314,501,449

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	454,614	AUD	683,514	UBS AG	6/20/24	$11,189
BRL	1,578,568	USD	316,299	UBS AG	6/20/24	(13,682)
CAD	4,000,000	USD	2,955,887	Morgan Stanley	6/20/24	(47,951)
CAD	520	USD	384	Goldman Sachs & Co.	6/28/24	(6)
CAD	2,149	USD	1,585	Goldman Sachs & Co.	6/28/24	(23)
CAD	3,194	USD	2,364	Goldman Sachs & Co.	6/28/24	(42)
CAD	4,234	USD	3,134	Goldman Sachs & Co.	6/28/24	(56)
CAD	1,060	USD	784	Goldman Sachs & Co.	6/28/24	(13)
CAD	10,392	USD	7,684	Goldman Sachs & Co.	6/28/24	(128)
CAD	1,375	USD	1,014	Goldman Sachs & Co.	6/28/24	(15)
CAD	724	USD	530	Goldman Sachs & Co.	6/28/24	(3)
CAD	3,039	USD	2,223	Goldman Sachs & Co.	6/28/24	(13)
CAD	7,497	USD	5,449	Goldman Sachs & Co.	6/28/24	2
CAD	1,136	USD	826	Goldman Sachs & Co.	6/28/24	—
CAD	1,520	USD	1,106	Goldman Sachs & Co.	6/28/24	(1)
CAD	1,411	USD	1,034	Goldman Sachs & Co.	6/28/24	(8)
CAD	770	USD	562	Goldman Sachs & Co.	6/28/24	(2)
CAD	2,192	USD	1,605	Goldman Sachs & Co.	6/28/24	(12)
USD	6,430,409	CAD	8,657,659	UBS AG	6/20/24	136,429
USD	26,283	CAD	35,659	Goldman Sachs & Co.	6/28/24	356
USD	94,348	CAD	128,002	Goldman Sachs & Co.	6/28/24	1,280
USD	105,241	CAD	142,780	Goldman Sachs & Co.	6/28/24	1,428
USD	1,069	CAD	1,448	Goldman Sachs & Co.	6/28/24	16
USD	761	CAD	1,033	Goldman Sachs & Co.	6/28/24	10
USD	943	CAD	1,297	Goldman Sachs & Co.	6/28/24	—
USD	293,596	CHF	255,470	JPMorgan Chase Bank N.A.	6/20/24	14,178
CLP	52,689,598	USD	54,420	Morgan Stanley	6/21/24	437
USD	1,450,398	CNY	10,289,125	JPMorgan Chase Bank N.A.	6/20/24	4,215
COP	586,623,854	USD	146,534	UBS AG	6/20/24	1,907
CZK	4,756,855	USD	205,162	UBS AG	6/20/24	(3,295)
EUR	196,000	USD	214,496	Bank of America N.A.	6/20/24	(4,909)
EUR	1,343	USD	1,458	Bank of America N.A.	6/28/24	(22)
EUR	20,607	USD	22,001	JPMorgan Chase Bank N.A.	6/28/24	43
EUR	2,815	USD	3,006	JPMorgan Chase Bank N.A.	6/28/24	6
EUR	1,842	USD	1,966	JPMorgan Chase Bank N.A.	6/28/24	3
EUR	21,874	USD	23,532	Morgan Stanley	6/28/24	(133)
USD	11,912,916	EUR	10,845,590	Citibank N.A.	6/20/24	315,453
USD	19,628	EUR	18,051	Bank of America N.A.	6/28/24	319
USD	318,306	EUR	292,722	Bank of America N.A.	6/28/24	5,179

USD	24,439	EUR	22,507	Bank of America N.A.	6/28/24	363
USD	2,383	EUR	2,217	Bank of America N.A.	6/28/24	11
USD	19,623	EUR	18,051	JPMorgan Chase Bank N.A.	6/28/24	314
USD	318,223	EUR	292,722	JPMorgan Chase Bank N.A.	6/28/24	5,096
USD	19,634	EUR	18,051	Morgan Stanley	6/28/24	325
USD	318,393	EUR	292,722	Morgan Stanley	6/28/24	5,267
USD	1,237,256	GBP	981,176	Bank of America N.A.	6/20/24	10,915
USD	121,919	GBP	96,347	Morgan Stanley	6/28/24	1,494
USD	3,465	GBP	2,739	Morgan Stanley	6/28/24	42
USD	4,615	GBP	3,707	Morgan Stanley	6/28/24	(19)
HUF	35,597,077	USD	97,475	JPMorgan Chase Bank N.A.	6/20/24	(655)
IDR	4,951,198,870	USD	315,082	Morgan Stanley	6/20/24	(11,012)
USD	2,095,487	JPY	314,033,466	Morgan Stanley	6/20/24	89,522
MXN	5,426,473	USD	316,681	UBS AG	6/20/24	(2,325)
MYR	697,009	USD	148,363	Morgan Stanley	6/20/24	(2,536)
USD	137,222	NOK	1,424,463	Citibank N.A.	6/20/24	8,834
PEN	262,720	USD	70,759	JPMorgan Chase Bank N.A.	6/20/24	(1,012)
PLN	1,030,212	USD	261,439	UBS AG	6/20/24	(7,600)
RON	595,878	USD	129,993	UBS AG	6/20/24	(2,291)
TRY	880,887	USD	24,993	Goldman Sachs & Co.	6/20/24	888
ZAR	4,984,504	USD	264,429	Morgan Stanley	6/20/24	(619)
						$517,138

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	21	June 2024	$2,609,337	$(30,288)
U.K. Gilt 10-Year Bonds	20	June 2024	2,393,638	(56,758)
U.S. Treasury 2-Year Notes	12	June 2024	2,431,875	(23,523)
U.S. Treasury 5-Year Notes	158	June 2024	16,549,266	(312,650)
U.S. Treasury 10-Year Ultra Notes	33	June 2024	3,637,219	(121,442)
			$27,621,335	$(544,661)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26		$2,816,880	$(70,118)	$(140,762)	$(210,880)
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29		$360,000	20,317	2,936	23,253
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	340,000	27,179	2,803	29,982
						$(22,622)	$(135,023)	$(157,645)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
RON	–	New Romanian Leu
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
TRY	–	Turkish Lira
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,930,496. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $912,330.
(5)Security may be subject to resale, redemption or transferability restrictions.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $25,726,420, which represented 8.2% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 1.0% of total net assets.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,994,063, which includes securities collateral of $319,883.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$115,856,340	—	—
U.S. Treasury Securities	—	$66,282,123	—
Common Stocks	44,846,901	14,069,202	—
Sovereign Governments and Agencies	—	16,990,711	—
Corporate Bonds	—	11,803,606	—
Collateralized Loan Obligations	—	5,410,027	—
Municipal Securities	—	2,255,045	—
Preferred Stocks	—	1,369,982	—
Asset-Backed Securities	—	1,249,263	—
Collateralized Mortgage Obligations	—	846,663	—
U.S. Government Agency Mortgage-Backed Securities	—	512,728	—
Exchange-Traded Funds	90,142	—	—
Rights	—	356	—
Short-Term Investments	16,942,355	16,539,741	—
	$177,735,738	$137,329,447	—
Other Financial Instruments
Swap Agreements	—	$53,235	—
Forward Foreign Currency Exchange Contracts	—	615,521	—
	—	$668,756	—

Liabilities
Other Financial Instruments
Futures Contracts	$457,615	$87,046	—
Swap Agreements	—	210,880	—
Forward Foreign Currency Exchange Contracts	—	98,383	—
	$457,615	$396,309	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$17,764	—	—	$(203)	$17,561	389	—	$640
American Century Emerging Markets Bond ETF	5,913	—	—	5	5,918	156	—	264
American Century Focused Dynamic Growth ETF(3)	4,230	$1,552	$1,081	750	5,451	69	$146	—
American Century Focused Large Cap Value ETF	6,233	86	894	97	5,522	87	149	95
American Century Multisector Income ETF	15,038	1,066	—	(44)	16,060	378	—	650
American Century Quality Diversified International ETF	9,579	116	1,372	308	8,631	179	187	117
American Century Short Duration Strategic Income ETF	1,608	—	—	2	1,610	32	—	69
American Century U.S. Quality Growth ETF	14,211	725	2,942	1,082	13,076	164	712	35
American Century U.S. Quality Value ETF	18,706	340	3,931	323	15,438	282	1,020	200
Avantis International Equity ETF	10,414	123	1,309	158	9,386	152	202	127
Avantis International Small Cap Value ETF(4)	1,865	20	324	38	1,599	25	51	24
Avantis U.S. Equity ETF	14,651	658	2,706	(128)	12,475	146	1,293	148
Avantis U.S. Small Cap Value ETF(4)	2,758	781	494	84	3,129	35	87	40
	$122,970	$5,467	$15,053	$2,472	$115,856	2,094	$3,847	$2,409
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.